Income Taxes (Deferred Income Tax Assets And Liabilities) (Details) - USD ($) $ in Millions		Dec. 31, 2017	Dec. 31, 2016
Deferred tax assets:
Accrued expenses not currently deductible		$ 369	$ 582
Differences related to non-U.S. operations	[1]	139	127
Accrued retirement & postretirement benefits		394	629
Net operating losses	[2]	67	56
Income currently recognized for tax		49	71
Other		31	50
Total, deferred tax assets		1,049	1,515
Deferred tax liabilities:
Differences related to non-U.S. operations		235	217
Depreciation and amortization		338	377
Accrued retirement & postretirement benefits - non-U.S. operations		172	10
Other		16	14
Total, deferred tax liabilities		761	618
Valuation allowance, amount		18	3
Balance sheet classifications:
Deferred tax assets		669	1,097
Deferred Tax Assets Related To Net Operating Loss
Deferred tax liabilities:
Valuation allowance, amount		11	17
Other Noncurrent Assets
Balance sheet classifications:
Deferred tax assets		669	1,097
Other Noncurrent Liabilities
Balance sheet classifications:
Other liabilities		$ 381	$ 200

[1]	Net of valuation allowances of $18 million in 2017 and $3 million in 2016.
[2]	Net of valuation allowances of $11 million in 2017 and $17 million in 2016.